Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Lease deposits	$ 3,539		$ 407
Deferred Tax Asset	57,118		56,310
Total	$ 60,657	$ 56,717	$ 56,717